Exploration in non-operating areas (Tables)	12 Months Ended
Dec. 31, 2020
Exploration in non-operating areas
Schedule of detailed information about exploration in non-operating areas

This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Services provided by third parties	3,326	3,611	22,764
Personnel expenses	1,705	3,632	4,830
Services provided by third parties	1,538	766	1,211
Lands	420	1,528	1,867
Short-term and low-value lease	327	415	1,524
Consumption of materials and supplies	201	328	1,420
Other minor	958	1,599	2,691

	8,475	11,879	36,307